RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9:-	RELATED PARTY TRANSACTIONS

A private placement for a total of 980,000 ordinary shares  was completed on December 31, 2015. Our Company's Chief Executive Officer participated in this placement and purchased 490,000 ordinary shares for an aggregate purchase price of $ 301. See also note 6d.